UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5584
                                                      --------


                      Centennial New York Tax Exempt Trust
                      ------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 03/31/2008
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Centennial New York Tax Exempt Trust

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                   AMOUNT           VALUE
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS -- 97.7%
-------------------------------------------------------------------------------------------

NEW YORK -- 97.7%
Auburn, NY IDAU RB, Goulds Pumps, Inc. Project, Series
1989, 3.55% 1                                                 $   875,000    $    875,000
-------------------------------------------------------------------------------------------
Buffalo, NY Fiscal Stability Authority Sales Tax &
State Aid RRB, Series 2005B, 5%, 9/1/08                           500,000         503,317
-------------------------------------------------------------------------------------------
Chautauqua Cnty., NY IDA IDV RB, Red Wing Co., Inc.
Project, 2.45% 1,2                                              5,600,000       5,600,000
-------------------------------------------------------------------------------------------
Chenango Cnty., NY IDA Civic Facilities RB, Grace View
Manor Nursing Project, 2.25% 1                                    795,000         795,000
-------------------------------------------------------------------------------------------
Erie Cnty., NY IDA Civic Facilities RB, Buffalo
Canisius High School, 2.26% 1                                   5,600,000       5,600,000
-------------------------------------------------------------------------------------------
Erie Cnty., NY IDA School Facilities RB, City SDI of
Buffalo Project, Series A, 5%, 5/1/08                             135,000         135,137
-------------------------------------------------------------------------------------------
New Rochelle, NY IDA MH RB, Reset Option Certificates
II-R Trust-Series 10252CE, 2.37% 1,2                              800,000         800,000
-------------------------------------------------------------------------------------------
New Rochelle, NY Municipal HAU MH Mtg. RB, Sound Shore
Medical Center Apts., Series A, 2.01% 1                           400,000         400,000
-------------------------------------------------------------------------------------------
NY MTAU RB, AAMC Series 2007-55, 2.22% 1,2                      1,500,000       1,500,000
-------------------------------------------------------------------------------------------
NY REF GOUN, P-Floats Series PT-3822, 2.20% 1,2                 2,000,000       2,000,000
-------------------------------------------------------------------------------------------
NY TBTAU RB, Reset Option Certificates II-R
Trust-Series 12167, 2.29% 1,2                                   1,425,000       1,425,000
-------------------------------------------------------------------------------------------
NYC FAU RRB, P-Floats Series PT-3992, 2.20% 1,2                 1,000,000       1,000,000
-------------------------------------------------------------------------------------------
NYC GOUN, P-Floats Series PT-3823, 2.20%, 8/1/08 2,3            2,660,000       2,660,000
-------------------------------------------------------------------------------------------
NYC HDC MH RB, 201 Pearl LLC, Series A, 1.92% 1                 1,700,000       1,700,000
-------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Casa Project, 2.25% 1              3,600,000       3,600,000
-------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, French Institute Alliance
Project, Series 2005, 2.29% 1                                   1,950,000       1,950,000
-------------------------------------------------------------------------------------------
NYC IDA IDV RB, Abigail Press, Inc. Project, Series
2002, 3.60% 1                                                     582,100         582,100
-------------------------------------------------------------------------------------------
NYC Municipal FAU WSS RB, PTTR, Series 1289, 2.29% 1,2            485,000         485,000
-------------------------------------------------------------------------------------------
NYC TFA Building Aid RB, ETET Series 20060145, Cl. A,
2.27% 1,2                                                       2,300,000       2,300,000
-------------------------------------------------------------------------------------------
NYC TFA Future Tax Secured RB, Series 1989C, 5%, 4/1/08           380,000         384,715
-------------------------------------------------------------------------------------------
NYC TFA Future Tax Secured RB, Series 2001C, 5.50%,
2/1/09                                                            750,000         769,103
-------------------------------------------------------------------------------------------
NYC TFA Future Tax Secured RRB, Series 2005A-1, 5%,
11/1/08                                                         1,005,000       1,014,675
-------------------------------------------------------------------------------------------
NYC Trust for Cultural Resource RB, Soloman R.
Guggenheim, Series B, 2.05% 1                                     520,000         520,000
-------------------------------------------------------------------------------------------
NYS DA CUNY Student Housing RB, SPEARS Deutsche
Bank/Lifers Trust-Series DBE-542, 2.26% 1,2                       935,000         935,000
-------------------------------------------------------------------------------------------
NYS DA RB, Eclipse Funding Trust Solar Eclipse
Certificates-Series 2005-0005, 3.79%, 9/15/08 2,3               1,500,000       1,500,000
-------------------------------------------------------------------------------------------
NYS DA RB, Mental Health Services, Subseries D-2E,
1.90% 1                                                           800,000         800,000
-------------------------------------------------------------------------------------------
NYS DA RB, Mental Health Services, Subseries D-2H,
1.90% 1                                                         2,000,000       2,000,000
-------------------------------------------------------------------------------------------
NYS DA RRB, P-Floats Series PT-3639, 3.46%, 7/1/08 3,4          1,000,000       1,000,000
-------------------------------------------------------------------------------------------
NYS GOUN, Series B, 2.80% 1                                     1,500,000       1,500,000
-------------------------------------------------------------------------------------------

                    1 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

Centennial New York Tax Exempt Trust

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                   AMOUNT           VALUE
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-------------------------------------------------------------------------------------------
NYS HFA RB, Avalon Bowery Place II, Series A, 2.28% 1         $ 2,500,000    $  2,500,000
-------------------------------------------------------------------------------------------
NYS HFA RB, Tribeca Pointe LLC, 2.10% 1,5                       3,700,000       3,700,000
-------------------------------------------------------------------------------------------
NYS REF GOUN, Series 1996A, 6%, 7/15/08                           500,000         503,744
-------------------------------------------------------------------------------------------
NYS TWY Bridge Service Contract RRB, 4%, 4/1/09                 1,000,000       1,022,339
-------------------------------------------------------------------------------------------
NYS UDC COP, Reset Option Certificates II-R
Trust-Series 10011CE, 2.28% 1,2                                   600,000         600,000
-------------------------------------------------------------------------------------------
NYS UDC RB, Correctional Facility Services, Series B,
5%, 4/1/08                                                      2,000,000       2,066,208
-------------------------------------------------------------------------------------------
NYS UDC RB, Reset Option Certificates II-R
Trust-Series 1094, 2.23% 1,2                                    1,400,000       1,400,000
-------------------------------------------------------------------------------------------
NYS UDC RB, UBS Municipal Custodial Residual &
Variable Securities, Series 2007-1037, 2.24% 1,2                1,300,000       1,300,000
-------------------------------------------------------------------------------------------
Ontario Cnty., NY IDA IDV RB, Seneca Foods Corp.
Project, Series 2002, 2.46% 1                                   5,185,000       5,185,000
-------------------------------------------------------------------------------------------
Port Jervis, NY IDA RB, The Future Home Tech, Inc.,
Series 1999, 2.40% 1                                              855,000         855,000
-------------------------------------------------------------------------------------------
Seneca Cnty., NY IDA SWD RB, MACON Trust Series 2006W,
2.29% 1,2                                                       2,000,000       2,000,000
-------------------------------------------------------------------------------------------
Southeast NY IDA IDV RB, Unilock NY, Inc. Project,
Series 1997, 3.55% 1                                            1,200,000       1,200,000
-------------------------------------------------------------------------------------------
St. Lawrence Cnty., NY IDV Civic Facilities RB, United
Helpers Independent Living Corp., 2.05% 1                         750,000         750,000
-------------------------------------------------------------------------------------------
Tompkins Cnty., NY IDA RB, Care Community Kendal at
Ithaca, Inc., 2.02% 1                                             635,000         635,000
-------------------------------------------------------------------------------------------
Vestal, NY Central SDI GOUN, Series 2007, 4.125%,
6/15/08                                                           245,000         245,197
-------------------------------------------------------------------------------------------
Wayne Cnty., NY IDA RB, Seneca Foods Corp. Project,
Series 1992, 2.46% 1                                            5,060,000       5,060,000
-------------------------------------------------------------------------------------------
Westchester Cnty., NY GOUN, Series 1989, 6.70%, 11/1/08           465,000         475,305
                                                                             --------------
                                                                               73,831,840

-------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $73,831,840)                       97.7%     73,831,840
-------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                       2.3       1,719,006

                                                              -----------------------------
Net Assets                                                          100.0%   $ 75,550,846
                                                              =============================

Footnotes to Statement of Investments

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AAMC          ABN AMRO Munitops Certificates
COP           Certificates of Participation
CUNY          City University of New York (The)
DA            Dormitory Authority
ETET          Eagle Tax-Exempt Trust
FAU           Finance Authority
GOUN          General Obligation Unlimited Nts.
HAU           Housing Authority
HDC           Housing Devel. Corp.
HFA           Housing Finance Agency/Authority
IDA           Industrial Devel. Agency
IDAU          Industrial Development Authority

                    2 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

Centennial New York Tax Exempt Trust

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

IDV           Industrial Development
MH            Multifamily Housing
MTAU          Metropolitan Transportation Authority
NYC           New York City
NYS           New York State
P-Floats      Puttable Floating Option Tax Exempt Receipts
PTTR          Puttable Tax Exempt Receipts
RB            Revenue Bonds
REF           Refunding
RRB           Revenue Refunding Bonds
SDI           School District
SPEARS        Short Puttable Exempt Adjustable Receipts
SWD           Solid Waste Disposal
TBTAU         Triborough Bridge & Tunnel Authority
TFA           Transitional Finance Authority
TWY           Thruway/Tollway Authority/Agency
UDC           Urban Devel. Corp.
WSS           Water & Sewer System

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on March 31, 2008. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $25,505,000 or 33.76% of the Trust's net assets as of March 31, 2008.

3. Put obligation redeemable at full principal value on the date reported.

4. Illiquid security. The aggregate value of illiquid securities as of March 31, 2008 was $1,000,000, which represents 1.32% of the Trust's net assets. See accompanying Notes.

5. When-issued security or delayed delivery to be delivered and settled after March 31, 2008. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Trust may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Trust's net asset value to the extent the Trust executes such transactions while remaining substantially fully invested. When the Trust engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Trust to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Trust maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Trust may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2008, the Trust had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                    3 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

Centennial New York Tax Exempt Trust

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                    WHEN-ISSUED OR DELAYED DELIVERY
                                    BASIS TRANSACTIONS
           --------------------------------------------------------
           Sold securities          $800,000

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                    4 | CENTENNIAL NEW YORK TAX EXEMPT TRUST



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial New York Tax Exempt Trust

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 05/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date:  05/14/2008

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 05/14/2008